Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	4,325	2,557
Investment in associate	17,083
Deposits	1,158	293
Total non-current assets	26,061	6,345
Current assets
Trade receivables	6	188
Other receivables	1,775	1,410
Prepayments	12,415	6,907
Income taxes receivable	849	778
Cash and cash equivalents	277,862	195,351
Total current assets	292,907	204,634
Total assets	318,968	210,979
Equity
Share capital	5,659	4,967
Distributable equity	274,391	182,244
Total equity	280,050	187,211
Current liabilities
Contract liabilities	6,902	0
Trade payables	19,740	17,434
Other payables	12,267	6,334
Income taxes payable	9	0
Total Current liabilities	38,918	23,768
Total liabilities	38,918	23,768
Total equity and liabilities	€ 318,968	€ 210,979